Share-Based Compensation - Non-Vested RSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Settled
RSUs
Beginning balance (in shares)	1,345,401	0
Granted (in shares)	400,179	641,312
Vested (in shares)	(421,085)	0
Forfeited (in shares)	(146,486)	0
Re-issuance due to modifications (in shares)		704,089
Ending balance (in shares)	1,178,009	1,345,401
Weighted-Average Grant Date Fair Value per Share
Beginning balance (in usd per share)	$ 30.38	$ 26.65	$ 0
Granted (usd per share)	38.32	26.91
Vested (usd per share)	27.14	0
Forfeited (usd per share)	27.15	0
Re-issuance due to modifications (in usd per share)		26.41
Ending balance (in usd per share)	$ 30.38	$ 26.65
Cash-Settled
RSUs
Beginning balance (in shares)	1,920,880	0
Granted (in shares)	1,171,221	1,694,960
Vested (in shares)	(836,671)	0
Forfeited (in shares)	(98,657)	(8,772)
Re-issuance due to modifications (in shares)		234,692
Ending balance (in shares)	2,156,773	1,920,880
Weighted-Average Grant Date Fair Value per Share
Beginning balance (in usd per share)	$ 32.89	$ 26.09	$ 0
Granted (usd per share)	38.74	26.57
Vested (usd per share)	26.98	0
Forfeited (usd per share)	29.01	26.41
Re-issuance due to modifications (in usd per share)		26.41
Ending balance (in usd per share)	$ 32.89	$ 26.09